ACCOUNTS PAYABLE ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
ACCOUNTS PAYABLE ACCRUED EXPENSES
Schedule of accounts payable
	March 31, 2022	June 30, 2021
Accounts payable	$10,491,000	$2,362,000
Accrued expenses	29,083,000	4,819,000
Accrued payroll	700,000	294,000
Accrued taxes	534,000	888,000
	$40,808,000	$8,363,000

	As of June 30,
	2021	2020
Accounts payable	$2,362,000	$3,281,000
Accrued expenses	4,819,000	4,047,000
Accrued payroll	294,000	482,000
Accrued taxes	888,000	327,000
	$8,363,000	$8,137,000